Taxation (Tables)	9 Months Ended
Sep. 30, 2026
Taxation
Schedule of income tax expense

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Current taxes	67.6	47.3	166.8	126.3
Deferred income taxes	(5.8)	2.5	(14.1)	15.9
Total taxation expense	61.8	49.8	152.7	142.2
(a)	The results for the three and nine month periods ended September 30, 2025 have been re-presented to reflect the results of the Latam segment as a discontinued operation. See note 21.1 for more information.